Operating Leases (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 67	$ 67